Total
Putnam Emerging Markets ex-China ETF
Fund summary
Investment objective
Putnam Emerging Markets ex-China ETF seeks long term capital appreciation.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees	Putnam Emerging Markets ex-China ETF C000237309
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.85%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Putnam Emerging Markets ex-China ETF | C000237309 | USD ($)	87	271

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s portfolio turnover rate will be available after the fund completes its first fiscal year.

Principal investment strategies

The fund invests mainly in common stocks (growth or value stocks or both) of emerging market companies of any size that the fund’s investment manager, Putnam Investment Management, LLC (“Putnam Management”) believes have favorable investment potential. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. Value stocks are issued by companies that Putnam Management believes are currently undervalued by the market. If Putnam Management is correct and other investors ultimately recognize the value of the company, the price of its stock may rise.

Under normal circumstances, the fund invests at least 80% of the fund’s net assets in securities of emerging market companies excluding companies domiciled, or whose stock is listed for trading on an exchange, in China, as well as companies domiciled in Hong Kong. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Emerging markets include countries in the MSCI Emerging Market ex-China Index or that Putnam Management considers to be emerging markets based on its evaluation of their level of economic development or the size and experience of their securities markets. In evaluating potential investments, Putnam Management seeks high-quality companies with mispriced earnings growth that can potentially deliver excess return over the fund’s benchmark. Putnam Management focuses on companies that it believes to have a durable competitive advantage, strong balance sheets and a potential for above-average profitability. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, including the information technology and financials sectors.

Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

Principal investment risks
  Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs. The NAV of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
  Trading issues risk. The fund has no public trading history. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. The market prices of the fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for the fund’s shares. Putnam Management cannot predict whether the fund’s shares will trade above, below or at their NAV or to the intraday value of the fund’s holdings. During such periods, investors may incur significant losses if they sell shares.

The securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the shares’ NAV may widen.

  Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets to the extent such transactions are executed directly with the fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs. To the extent these large shareholders transact in shares of the fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward), on the market price of the fund’s shares.
  Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with the fund. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.
  Cash Transactions Risk. Unlike certain ETFs, the fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in the fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

  Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (“COVID-19”) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund.
  Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.
  Foreign investment risk. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.
  Geographic focus risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related geographic regions, such as Asian or Pacific Basin countries (other than China and Hong Kong), which would make the fund more vulnerable to adverse developments affecting those regions. On March 9, 2022, MSCI Inc. removed Russian securities from the MSCI Emerging Markets ex China Index and other MSCI emerging markets indices and reclassified Russia from emerging markets to “standalone markets” status. Given the economic and political important of China in the overall global economy and, in particular, the Asian and Pacific Basin regions, the fund’s performance may be impacted indirectly by financial, political, or other risks and developments relating to China, the Chinese economy, or Chinese companies. Many emerging markets countries are heavily dependent on China, including with respect to trade flows, global supply chains and travel. In addition, the fund may invest in Taiwan, which may be subject to heightened geopolitical risks relating to China.
  Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, including the information technology and financials sectors which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

  Non-diversified risk. As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. Moreover, the gains and losses on a single investment may have a greater impact on the fund’s NAV and may make the fund more volatile than more diversified funds.
  Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management applies in making investment decisions for the fund will produce the intended outcome or that the investments Putnam Management selects for the fund will perform as well as other securities that were not selected for the fund. Putnam Management, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. The fund may not achieve its goal, and it is not intended to be a complete investment program.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to understand that you can lose money by investing in the fund.

Performance
Performance information will be available after the fund completes a full calendar year of operation.
Putnam Emerging Markets ex-China ETF | Risk Nondiversified Status [Member]
As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.
Putnam Emerging Markets ex-China ETF | Risk Not Insured Depository Institution [Member]
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Putnam Emerging Markets ex-China ETF | Risk Lose Money [Member]
It is important to understand that you can lose money by investing in the fund.